UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-03363

Exact Name of Registrant as Specified in Charter:	Delaware Group® Limited Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2008 - June 30, 2009

ITEM 1. PROXY VOTING RECORD.

================ DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND =================

(formerly, Delaware Limited-Term Government Fund)

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

================================ END NPX REPORT ================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED TERM GOVERNMENT FUNDS

By:	Patrick P. Coyne
Name:	Patrick P. Coyne
Title:	Chairman/President/
Chief Executive Officer
Date:	August 27, 2009